Employment Amendment and Settlement Agreements (Details) (USD $)	Jun. 30, 2013	Jan. 06, 2013
Employment Amendment and Settlement Agreements [Abstract]
Shares authorized for issuance		529,100
Accrued liability	$ 60,481